Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations | ₪	₪ 68,645		₪ 71,913	₪ 18,777
Marketing, general and administrative | ₪	9,706		5,154	4,879
Total operating expenses | ₪	78,351		77,067	23,656
Operating loss | ₪	(78,351)		(77,067)	(23,656)
Financial income | ₪	4		2,936	18
Financial expense | ₪	(30,847)		(13,596)	(10,913)
Loss | ₪	(109,194)		(87,727)	(34,551)
Items to be reclassified to profit or loss in subsequent periods:
Loss from available-for-sale marketable securities | ₪				(6)
Total comprehensive loss | ₪	₪ (109,194)		₪ (87,727)	₪ (34,557)
Basic and diluted loss per share | ₪ / shares	₪ (0.33)		₪ (0.34)	₪ (0.17)
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	326,651,721	326,651,721	261,419,599	201,030,768
USD
Operating expenses:
Research and development, net of participations | $		$ 19,863
Marketing, general and administrative | $		2,808
Total operating expenses | $		22,671
Operating loss | $		(22,671)
Financial income | $		1
Financial expense | $		(8,926)
Loss | $		(31,596)
Items to be reclassified to profit or loss in subsequent periods:
Loss from available-for-sale marketable securities | $
Total comprehensive loss | $		$ (31,596)
Basic and diluted loss per share | $ / shares		$ (0.09)
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	326,651,721	326,651,721